Note 3 - Liquidity and Summary of Significant Accounting Principles (Details Textual) - USD ($)	3 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	May 05, 2016
Cash and Cash Equivalents, at Carrying Value	$ 1,337,759				$ 2,620,023	$ 2,620,023		$ 10,358,209
Debt, Long-term and Short-term, Combined Amount	0				0	0
Backstop Commitments	3,000,000				3,000,000	3,000,000
Cash, Uninsured Amount	1,100,000				2,400,000	2,400,000
Cash, FDIC Insured Amount	250,000				250,000	250,000
Inventory, Finished Goods, Gross	31,615				18,123	18,123
Inventory, Raw Materials, Gross	40,160				59,798	59,798
Inventory Valuation Reserves	$ 7,000				$ 8,000	$ 8,000	$ 58,000
Number of Reporting Units	1					1
Goodwill, Impairment Loss	$ 0		$ 1,100,000			$ 0
Impairment of Intangible Assets (Excluding Goodwill)	$ 0					0
Percentage of Revenues Generated Outside of United States	35.00%	12.00%		11.00%	22.00%		31.00%
Allowance for Doubtful Accounts Receivable	$ 409,000				$ 409,000	409,000	$ 97,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 0					$ 0
Minimum [Member]
Inventory Shelf Life	1 year 180 days					1 year 180 days
Minimum [Member] | Property and Equipment Excluding Furniture, Lab, and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life	1 year					1 year
Minimum [Member] | Furniture, Lab and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life	4 years					4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	3 years					3 years
Maximum [Member]
Inventory Shelf Life	2 years					2 years
Maximum [Member] | Property and Equipment Excluding Furniture, Lab, and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life	4 years					4 years
Maximum [Member] | Furniture, Lab and Manufacturing Equipment [Member]
Property, Plant and Equipment, Useful Life	6 years					6 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	6 years					6 years
Employee Stock Option [Member]
Fair Value Assumptions, Expected Dividend Rate	0.00%					0.00%
The 2016 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	22,500	0				1,370,000